Discontinued Operations (Details) - Schedule of Summarizes Certain Assets and Liabilities of Discontinued Operations - Discontinued Operations [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Discontinued Operations (Details) - Schedule of Summarizes Certain Assets and Liabilities of Discontinued Operations [Line Items]
Cash and cash equivalents	$ 10,000
Accounts receivable	1,338
Prepaid expenses and other current assets	923
Current Assets of Discontinued Operations	12,261
Property and equipment, net	202
Operating Lease Right-of-Use Asset, net	681
Software development costs, net	487
Intangible assets, net	19,289
Other Assets	52
Long Term Assets of Discontinued Operations	20,711
Accounts payable	1,054
Accrued liabilities	1,736
Operating lease obligation, current	266
Deferred revenue	2,162
Current Liabilities of Discontinued Operations	5,218
Operating lease obligation, noncurrent	444
Other Liabilities, noncurrent	28
Long Term Liabilities of Discontinued Operations	$ 472